Quarterly Holdings Report
for

Fidelity Freedom® Blend 2005 Fund

June 30, 2020

FBF-Y05-QTLY-0820
1.9892461.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	22,755	$407,990
Fidelity Series Commodity Strategy Fund (a)	121,460	466,407
Fidelity Series Large Cap Growth Index Fund (a)	22,088	277,867
Fidelity Series Large Cap Stock Fund (a)	20,166	283,733
Fidelity Series Large Cap Value Index Fund (a)	48,598	534,089
Fidelity Series Small Cap Opportunities Fund (a)	11,155	136,428
Fidelity Series Value Discovery Fund (a)	16,342	191,207
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,276,496)		2,297,721

International Equity Funds - 14.6%
Fidelity Series Canada Fund (a)	12,172	116,119
Fidelity Series Emerging Markets Fund (a)	16,412	140,319
Fidelity Series Emerging Markets Opportunities Fund (a)	66,114	1,267,411
Fidelity Series International Growth Fund (a)	18,389	315,182
Fidelity Series International Index Fund (a)	13,628	129,325
Fidelity Series International Small Cap Fund (a)	6,433	102,794
Fidelity Series International Value Fund (a)	37,484	315,240
Fidelity Series Overseas Fund (a)	30,425	313,991
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,602,110)		2,700,381

Bond Funds - 51.7%
Fidelity Series Corporate Bond Fund (a)	135,131	1,506,712
Fidelity Series Emerging Markets Debt Fund (a)	13,517	121,248
Fidelity Series Floating Rate High Income Fund (a)	2,974	25,639
Fidelity Series Government Bond Index Fund (a)	160,975	1,814,193
Fidelity Series High Income Fund (a)	14,710	129,887
Fidelity Series Inflation-Protected Bond Index Fund (a)	193,730	2,024,475
Fidelity Series Investment Grade Bond Fund (a)	166,387	2,018,273
Fidelity Series Investment Grade Securitized Fund (a)	130,267	1,383,435
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,584	421,663
Fidelity Series Real Estate Income Fund (a)	7,973	77,016
TOTAL BOND FUNDS
(Cost $8,956,265)		9,522,541

Short-Term Funds - 21.2%
Fidelity Cash Central Fund 0.12% (b)	49	49
Fidelity Series Government Money Market Fund 0.25% (a)(c)	966,080	966,080
Fidelity Series Short-Term Credit Fund (a)	65,235	666,698
Fidelity Series Treasury Bill Index Fund (a)	226,304	2,265,302
TOTAL SHORT-TERM FUNDS
(Cost $3,881,033)		3,898,129
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $17,715,904)		18,418,772
NET OTHER ASSETS (LIABILITIES) - 0.0%		(356)
NET ASSETS - 100%		$18,418,416

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$234,125	$123,303	$50,384	$--	$1,672	$99,274	$407,990
Fidelity Series Canada Fund	107,781	24,250	31,741	--	(6,126)	21,955	116,119
Fidelity Series Commodity Strategy Fund	503,406	92,882	150,467	--	(26,548)	47,134	466,407
Fidelity Series Corporate Bond Fund	1,078,330	380,194	66,564	10,346	712	114,040	1,506,712
Fidelity Series Emerging Markets Debt Fund	92,988	22,397	5,441	1,522	291	11,013	121,248
Fidelity Series Emerging Markets Fund	70,351	59,426	8,962	--	299	19,205	140,319
Fidelity Series Emerging Markets Opportunities Fund	700,881	465,712	92,381	--	4,915	188,284	1,267,411
Fidelity Series Floating Rate High Income Fund	20,111	5,325	1,316	275	74	1,445	25,639
Fidelity Series Government Bond Index Fund	1,666,476	359,078	209,983	6,936	4,266	(5,644)	1,814,193
Fidelity Series Government Money Market Fund 0.25%	651,371	846,776	532,067	593	--	--	966,080
Fidelity Series High Income Fund	101,928	26,960	6,581	1,709	378	7,202	129,887
Fidelity Series Inflation-Protected Bond Index Fund	1,634,575	425,894	100,854	1,012	514	64,346	2,024,475
Fidelity Series International Growth Fund	312,968	56,088	108,911	--	5,020	50,017	315,182
Fidelity Series International Index Fund	101,586	43,895	35,155	--	(777)	19,776	129,325
Fidelity Series International Small Cap Fund	87,392	16,711	19,180	--	1,952	15,919	102,794
Fidelity Series International Value Fund	295,735	63,242	95,355	--	(1,885)	53,503	315,240
Fidelity Series Investment Grade Bond Fund	1,636,524	390,000	99,779	12,765	1,529	89,999	2,018,273
Fidelity Series Investment Grade Securitized Fund	1,132,511	316,722	74,593	4,892	403	8,392	1,383,435
Fidelity Series Large Cap Growth Index Fund	169,793	86,416	26,628	4,618	304	47,982	277,867
Fidelity Series Large Cap Stock Fund	175,820	89,899	14,011	--	845	31,180	283,733
Fidelity Series Large Cap Value Index Fund	331,392	180,437	20,823	--	1,194	41,889	534,089
Fidelity Series Long-Term Treasury Bond Index Fund	368,589	103,778	41,874	8,157	3,643	(12,473)	421,663
Fidelity Series Overseas Fund	295,600	66,987	106,388	--	531	57,261	313,991
Fidelity Series Real Estate Income Fund	55,473	16,831	4,124	1,007	379	8,457	77,016
Fidelity Series Short-Term Credit Fund	640,769	3,851	--	3,852	--	22,078	666,698
Fidelity Series Small Cap Opportunities Fund	84,852	49,194	16,397	--	(852)	19,631	136,428
Fidelity Series Treasury Bill Index Fund	2,186,416	87,228	1,618	8,244	(2)	(6,722)	2,265,302
Fidelity Series Value Discovery Fund	100,501	80,807	7,390	--	217	17,072	191,207
Total	$14,838,244	$4,484,283	$1,928,967	$65,928	$(7,052)	$1,032,215	$18,418,723

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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